Stockholders' Equity (Details Narrative)							1 Months Ended		3 Months Ended		12 Months Ended
	Feb. 26, 2018 Employee $ / shares shares	Feb. 21, 2018 $ / shares shares	May 21, 2017 Employee shares	Mar. 14, 2017	Feb. 15, 2017 shares	Mar. 17, 2016 shares	Jan. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Mar. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017 USD ($)	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($) Employee $ / shares shares	Mar. 05, 2018 shares	Oct. 31, 2016 shares	Oct. 17, 2016 $ / shares	Apr. 28, 2016 shares
Reverse stock split					1-for-2 basis	1-for-100 basis
Common stock, shares authorized								15,000,000	15,000,000		15,000,000	15,000,000	15,000,000
Common stock issued during period									2,139,126		1,783,938
Unvested compensation cost | $									$ 21,217	$ 53,762		$ 153,743
Unvested prepaid stock compensation | $								$ 31,576	$ 50,359		$ 31,576
Debt principal balance | $								$ 1,000,000			1,000,000
Proceeds from exercise of warrants | $											$ 112,000
Preferred stock, par value | $ / shares								$ 0.001	$ 0.001		$ 0.001	$ 0.001
Preferred stock, shares authorized								10,000,000	10,000,000		10,000,000	10,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Number of shares granted			213,750								213,750	73,688
Number of employees | Employee			5									10
Stock option vested options exercisable								85,614			85,614
Share based compensation | $									$ 161,522	139,632	$ 719,796	$ 341,558
Stock options compensation cost | $									$ 140,305	$ 86,909	$ 510,496
Warrants to purchase shares of common stock								1,434,000	1,645,500		1,434,000			80,000
Stock Option [Member]
Common stock issued during period									493,626		299,938
Unvested compensation cost | $									$ 140,305
Stock option vested options exercisable									116,505
2011 Stock Option Plan [Member]
Common stock issued during period									750		450,062
2013 Stock Option Plan [Member]
Common stock issued during period									257,124		750
2013 Equity Incentive Plan [Member]
Common stock issued during period												199,669
Share price per share | $ / shares	$ 1.56
Stock option term	10 years
Number of shares granted	70,188
Number of employees | Employee	9
Number of shares vested												1,501
Common Stock One [Member]
Common stock issued during period								204,578
Debt principal balance | $								$ 400,000			$ 400,000
Accrued interest | $								8,556			8,556
Stock Option [Member]
Unvested compensation cost | $								$ 510,496			$ 510,496	$ 168,411
Number of shares vested									2,938		82,676	2,938
Stock options purchased									493,626		299,938	101,188
Stock option vested options exercisable								85,614			85,614	2,938
Shares reserved for future									257,124		200,419	200,419
Share based compensation | $												$ 341,558
Stock options compensation cost | $												$ 200,504
Warrant One [Member]
Warrants to purchase shares of common stock								1,434,000	1,645,500		1,434,000
Warrants expiration									Feb. 21, 2022
Warrant Two [Member]
Warrants to purchase shares of common stock								1,410,000	1,621,500		1,410,000
Warrants exercise price | $ / shares								$ 4.00	$ 4.00		$ 4.00
Warrants expiration											Feb. 21, 2022
Warrant Three [Member]
Warrants to purchase shares of common stock								24,000	24,000		24,000
Warrants exercise price | $ / shares								$ 2.00	$ 2.00		$ 2.00
Warrants expiration									Oct. 17, 2019		Oct. 17, 2019
Directors [Member]
Common stock issued during period							23,256				40,934
Common stock issued during period, value | $							$ 40,000				$ 85,408
Share price per share | $ / shares							$ 1.72	$ 2.09			$ 2.09
Stock issued during period of forfeited | $											$ 9,830
Directors One [Member]
Common stock issued during period											7,750
Employee [Member]
Common stock issued during period											750
Mr Mark Cola [Member] | 2013 Equity Incentive Plan [Member]
Share price per share | $ / shares		$ 1.49
Stock option term		10 years
Number of shares granted		123,500
Vested, description		To vest and become exercisable ratably over 17 monthly installments on the 15th day of each month commencing on March 15, 2018
Maximum [Member]
Common stock, shares authorized					15,000,000	375,000,000										7,500,000
Vested period			4 years	4 years
Warrants exercise price | $ / shares															$ 4.13
Maximum [Member] | 2013 Equity Incentive Plan [Member]
Vested period	3 years
Maximum [Member] | Mr Mark Cola [Member]
Number of shares granted											123,750
Minimum [Member]
Common stock, shares authorized					7,500,000	3,750,000										3,750,000
Vested period			18 months	3 years
Warrants exercise price | $ / shares															$ 2.00
Minimum [Member] | 2013 Equity Incentive Plan [Member]
Vested period	4 years